LONG-TERM DEBT - Summary of Long-term Debt (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Mar. 11, 2022 CAD ($)	Mar. 11, 2022 USD ($)	Feb. 11, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 29,905,000,000					$ 17,137,000,000
Deferred transaction costs and discounts	(1,122,000,000)					(185,000,000)
Less current portion	(1,828,000,000)					(1,551,000,000)
Senior Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,450,000,000
Interest rate						5.34%
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000,000
Interest rate	4.00%	4.00%
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 750,000,000	$ 750,000,000		$ 1,000,000,000	$ 750,000,000
Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	3.00%	3.00%
Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 850,000,000
Interest rate	4.10%	4.10%
Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000,000
Interest rate	4.00%	4.00%
Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000		$ 1,000,000,000
Interest rate	2.95%	2.95%	2.95%	2.95%
Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,250,000,000		$ 1,250,000,000
Interest rate	3.10%	3.10%	3.10%	3.10%
Senior Notes Due 2025 3.625% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 700,000,000
Interest rate	3.625%	3.625%
Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	2.90%	2.90%
Senior Notes Due 2027 - 3.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,500,000,000
Interest rate	3.65%	3.65%
Senior Notes Due 2027 - 3.200% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,300,000,000		$ 1,300,000,000
Interest rate	3.20%	3.20%	3.20%	3.20%
Senior Notes Due 2029 - 3.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000		$ 1,000,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%
Senior Notes Due 2029 - 3.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	3.25%	3.25%
Senior Notes Due 2032 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 2,000,000,000		$ 2,000,000,000
Interest rate	3.80%	3.80%	3.80%	3.80%
Senior Notes Due 2032 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000		$ 1,000,000,000
Interest rate	4.25%	4.25%	4.25%	4.25%
Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 200,000,000
Interest rate	8.75%	8.75%
Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 350,000,000
Interest rate	7.50%	7.50%
Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	6.68%	6.68%
Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 800,000,000
Interest rate	6.11%	6.11%
Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000,000
Interest rate	6.56%	6.56%
Senior Notes Due 2042 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000		$ 750,000,000
Interest rate	4.50%	4.50%	4.50%	4.50%
Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	4.50%	4.50%
Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 650,000,000
Interest rate	5.45%	5.45%
Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,050,000,000
Interest rate	5.00%	5.00%
Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000
Interest rate	4.30%	4.30%
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,250,000,000
Interest rate	4.35%	4.35%
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000
Interest rate	3.70%	3.70%
Senior Notes Due 2052 - 4.550% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 2,000,000,000		$ 2,000,000,000
Interest rate	4.55%	4.55%	4.55%	4.55%
Senior Notes Due 2052 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000		$ 1,000,000,000
Interest rate	5.25%	5.25%	5.25%	5.25%
Subordinated Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 2,000,000,000
Interest rate	5.00%	5.00%
Subordinated Notes Due 2082 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000
Interest rate	5.25%	5.25%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 32,855,000,000					$ 18,873,000,000
Gross carrying amount | Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0					600,000,000
Gross carrying amount | Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0					951,000,000
Gross carrying amount | Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	677,000,000					634,000,000
Gross carrying amount | Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,151,000,000					1,078,000,000
Gross carrying amount | Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600,000,000					600,000,000
Gross carrying amount | Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,354,000,000					0
Gross carrying amount | Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,250,000,000					0
Gross carrying amount | Senior Notes Due 2025 3.625% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	948,000,000					886,000,000
Gross carrying amount | Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	677,000,000					634,000,000
Gross carrying amount | Senior Notes Due 2027 - 3.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,500,000,000					1,500,000,000
Gross carrying amount | Senior Notes Due 2027 - 3.200% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,761,000,000					0
Gross carrying amount | Senior Notes Due 2029 - 3.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000					0
Gross carrying amount | Senior Notes Due 2029 - 3.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000					1,000,000,000
Gross carrying amount | Senior Notes Due 2032 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,709,000,000					0
Gross carrying amount | Senior Notes Due 2032 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000					0
Gross carrying amount | Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	271,000,000					254,000,000
Gross carrying amount | Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	474,000,000					444,000,000
Gross carrying amount | Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000					500,000,000
Gross carrying amount | Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	800,000,000					800,000,000
Gross carrying amount | Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	400,000,000					400,000,000
Gross carrying amount | Senior Notes Due 2042 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,016,000,000					0
Gross carrying amount | Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	677,000,000					634,000,000
Gross carrying amount | Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	880,000,000					823,000,000
Gross carrying amount | Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,422,000,000					1,331,000,000
Gross carrying amount | Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,016,000,000					951,000,000
Gross carrying amount | Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,693,000,000					1,585,000,000
Gross carrying amount | Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,354,000,000					1,268,000,000
Gross carrying amount | Senior Notes Due 2052 - 4.550% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,709,000,000					0
Gross carrying amount | Senior Notes Due 2052 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000					0
Gross carrying amount | Subordinated Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,000,000,000					2,000,000,000
Gross carrying amount | Subordinated Notes Due 2082 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,016,000,000					$ 0